Related Party Transactions (Details)			6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 JPY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 JPY (¥)
Kaika International [Member]
Related Party Transaction [Line Items]
Equity interest percentage	100.00%	100.00%
Cash consideration	$ 37,595	¥ 5,000,000
Gain from disposal of equity method investment			$ 341,755	¥ 49,297,548
Palpito [Member]
Related Party Transaction [Line Items]
Equity interest percentage	40.00%	40.00%
Cash consideration	$ 300,760	¥ 40,000,000
Related Party [Member]
Related Party Transaction [Line Items]
Gain from disposal of equity method investment			$ 195,391